FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. The functional currencies of certain of the Company's subsidiaries are Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2012 and the nine months ended September 30, 2013, the Company entered into forward freight agreements for speculative purposes. As of September 30, 2013, the Company had no contracts outstanding (December 31, 2012: 24 contracts). The Company recorded a loss on forward freight agreements of $0.6 million in the nine months ended September 30, 2013, which is included in "Mark to market loss on derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of September 30, 2013 and December 31, 2012 are as follows:

	2013		2012
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	79,279	79,279	137,603	137,603
Restricted cash and investments	59,236	59,236	87,506	87,506
Marketable securities	1,238	1,238	1,235	1,235
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,395	191,448	268,992	191,846
4.5% Convertible Bond	215,000	116,638	215,000	120,131

The estimated fair value of financial assets and liabilities at September 30, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	79,279	79,279	—	—
Restricted cash and investments	59,236	59,236	—	—
Marketable securities	1,238	1,238	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	191,448	—	191,448	—
4.5% Convertible Bond	116,638	—	116,638	—

The following methods and assumptions were used to estimate the fair value of each class of financial asset and liability:

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes – the fair values are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the period end (level two per ASC Topic 820).

Convertible Bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company has recorded a vessel impairment loss of $103.7 million in the nine months ended September 30, 2013. This loss relates to three vessels leased from Ship Finance (Front Century, Front Champion and Golden Victory). All vessels were recorded as vessels under capital lease (see note 5). At September 30, 2013, Front Champion and Golden Victory were measured at an aggregate fair value of nil, based on 100% lease termination assumptions, which was determined using level 3 inputs being the expected future cash flows from the leased vessels. The charter parties for these vessels were terminated in November 2013 upon the redelivery of the vessels to Ship Finance. At September 30, 2013, Front Century was measured at a fair value of $25.0 million, which was determined using level 3 inputs being the expected future cash flows from the leased vessel.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and The Bank of New York. However, the Company believes this risk is remote.